INCOME TAXES	12 Months Ended
Jul. 31, 2013
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 7. INCOME TAXES

There are no current or deferred income tax expense or benefit for the years ended July 31, 2013 and 2012.

The provision for income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes.

	Year ended July 31,
	2013	2012

Loss carry-forward deferred tax asset	$199,000	$17,400
Valuation allowance	(199,000)	(17,400)

	$-	$-

The Company has a net operating loss carry-forward of $568,746.  The Company has not recognized an income tax benefit for the period based on uncertainties concerning its ability to generate taxable income in future periods. The tax benefit for the current period presented is offset by a valuation allowance (100%) established against deferred tax assets arising from operating losses and other temporary differences, the realization of which could not be considered more likely than not. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.